UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09329

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  June 30, 2005

Date of reporting period:   December 31, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Specialty Equity
-------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Global Health Care Fund


Semi-Annual Report -- December 31, 2004

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

February 22, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Health Care Fund (the "Fund") for the semi-annual reporting period ended December 31, 2004. Prior to December 15, 2004, the Fund was named AllianceBernstein Health Care Fund.

Investment Objectives and Policies

This open-end fund seeks capital appreciation and, secondarily, current income. The Fund invests substantially all of its assets in securities issued by companies principally engaged in health care and health care-related industries. The Fund seeks to benefit from capital appreciation opportunities in emerging technologies and services in health care industries by investing in companies which are expected to profit from the development of new products and services for these industries. The Fund invests in a global portfolio of securities of U.S. and non-U.S. companies. It may invest in both new, smaller or less-seasoned companies as well as larger, established companies in the health care industries.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmarks, the Standard & Poor's (S&P) 500 Stock Index, the S&P Healthcare Sector Composite and the Morgan Stanley Capital International (MSCI) World Health Care Index, for the six- and 12-month periods ended December 31, 2004. For comparison, returns for the Lipper Health/Biotechnology Funds Average (the "Lipper Average") are also included. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

For both the six- and 12-month periods ended December 31, 2004, the Fund's Class A shares outperformed the S&P Healthcare Sector Composite but trailed the MSCI World Health Care Index and the Lipper/Health Biotechnology Funds Average. While the MSCI World Health Care Index includes drug companies based all over the world, the S&P Healthcare Sector Composite contains only U.S.-based drug companies. The poor performance of U.S.-based drug companies during the reporting period, due mainly to patent expirations and the Vioxx recall, contributed to lower relative returns for the S&P Healthcare Sector Composite versus the MSCI World Health Care Index.

Two factors contributed the most to the Fund's outperformance versus the S&P Healthcare Sector Composite during both the six- and 12-month periods ended December 31, 2004: its overweighted positions in U.S.-based health insurance stocks and its underweighted positions in large-capitalization drug companies. The Fund's overweighted positions in cardiac- and orthopedic-based medical device companies also contributed to positive relative performance during the 12-month period.

Overweighted positions in specialty pharmaceuticals detracted from the Fund's relative performance during both the six- and 12-month periods, although there were no earnings disappointments in any of these holdings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 1


Market Review and Investment Strategy

U.S.-based drug companies performed poorly in 2004, and underperformed the broad equity market, as represented by the S&P 500 Stock Index. As previously mentioned, this underperformance was due primarily to patent expirations and the Vioxx recall. U.S.-based companies Eli Lilly & Co., Merck & Co., Inc, Pfizer Inc. and Bristol-Myers Squibb Co. all fell approximately 20% or more during the annual period under review. The November 2004 U.S. election, which resulted in a Republican President and a Republican-controlled Congress, will likely enhance the health care environment in the U.S. for at least the next four years. Since Republicans believe in market forces, rather than price controls that Democrats tend to favor, these election results decrease the chance that negative legislation, from the perspective of the health care sector, will pass. This increases the likelihood that there will be market-based government policies for health care, rather than those based on administered pricing, such as price controls.

The Fund's overweighted sector holdings, including biotechnology, cardiac- and orthopedic-based medical devices, specialty pharmaceuticals and managed care, are among the fastest growing areas of health care on an earnings basis. The average earnings growth of the Fund's holdings is believed to have increased more than 20% during both the six- and 12-month periods ended December 31, 2004, and the average earnings growth of the 10 largest holdings is believed to have been about 25% during the same time frames.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Global Health Care Fund. Mr. Michel served the interests of the Fund's shareholders for the last five years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged S&P 500 Stock Index, the unmanaged S&P Healthcare Sector Composite and the unmanaged MSCI World Health Care Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services. The MSCI World Health Care Index is a capitalization-weighted index that monitors the performance of health care stocks from around the world. For the six- and 12-month periods ended December 31, 2004, the Lipper Health/Biotechnology Funds Average consisted of 199 and 195 funds, respectively. These funds have generally similar investment objectives to AllianceBernstein Global Health Care Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund concentrates its investments in the health care and health sciences industries and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. The Fund's investments in small- to mid-capitalization companies have capitalization risk and may be more volatile than investments in larger companies. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE FUND VS. ITS BENCHMARKS                           -------------------------
PERIODS ENDED DECEMBER 31, 2004                        6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund
   Class A                                               1.38%         6.22%
-------------------------------------------------------------------------------
   Class B                                               0.98%         5.49%
-------------------------------------------------------------------------------
   Class C                                               0.98%         5.49%
-------------------------------------------------------------------------------
   Advisor Class                                         1.43%         6.53%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                      7.19%        10.87%
-------------------------------------------------------------------------------
S&P Healthcare Sector Composite                         -0.46%         1.68%
-------------------------------------------------------------------------------
MSCI World Health Care Index                             3.58%         6.40%
-------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average                2.94%         8.78%
-------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          6.22%              1.73%
5 Years                         2.89%              1.99%
Since Inception*                3.25%              2.42%

Class B Shares
1 Year                          5.49%              1.49%
5 Years                         2.13%              2.13%
Since Inception*                2.49%              2.49%

Class C Shares
1 Year                          5.49%              4.49%
5 Years                         2.13%              2.13%
Since Inception*                2.50%              2.50%

Advisor Class Shares
1 Year                          6.53%
5 Years                         3.37%
Since Inception*                3.72%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------

Class A Shares
1 Year                                             1.73%
5 Years                                            1.99%
Since Inception*                                   2.42%

Class B Shares
1 Year                                             1.49%
5 Years                                            2.13%
Since Inception*                                   2.49%

Class C Shares
1 Year                                             4.49%
5 Years                                            2.13%
Since Inception*                                   2.50%


*  Inception Date: 8/27/99 for Class A, B, C and Advisor Class shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning           Ending
                                             Account Value     Account Value     Expenses Paid
                                             July 1, 2004    December 31, 2004   During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,013.76          $ 9.09
Hypothetical (5% return before expenses)         $1,000           $1,016.18          $ 9.10

Class B
Actual                                           $1,000           $1,009.81          $12.92
Hypothetical (5% return before expenses)         $1,000           $1,012.35          $12.93

Class C
Actual                                           $1,000           $1,009.79          $12.72
Hypothetical (5% return before expenses)         $1,000           $1,012.55          $12.73

Advisor Class
Actual                                           $1,000           $1,014.27          $ 7.56
Hypothetical (5% return before expenses)         $1,000           $1,017.69          $ 7.58


* Expenses are equal to the classes' annualized expense ratios of 1.79%, 2.55%, 2.51% and 1.49%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
December 31, 2004 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $190.0


INDUSTRY BREAKDOWN*

     42.3%   Drugs
     22.3%   Medical Products
     20.8%   Medical Services                    [PIE CHART OMITTED]
     14.6%   Biotechnology



TEN LARGEST HOLDINGS
December 31, 2004 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

WellPoint, Inc.                                  $ 16,169,000           8.5%
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           11,760,808           6.2
-------------------------------------------------------------------------------
Roche Holding AG                                   10,531,066           5.5
-------------------------------------------------------------------------------
Genentech, Inc.                                     9,095,835           4.8
-------------------------------------------------------------------------------
Novartis AG                                         8,756,546           4.6
-------------------------------------------------------------------------------
Stryker Corp.                                       8,477,525           4.5
-------------------------------------------------------------------------------
Amgen, Inc.                                         8,365,160           4.4
-------------------------------------------------------------------------------
Sanofi-Aventis                                      7,866,898           4.1
-------------------------------------------------------------------------------
Forest Laboratories, Inc.                           7,792,182           4.1
-------------------------------------------------------------------------------
Cephalon, Inc.                                      7,723,584           4.1
-------------------------------------------------------------------------------
                                                 $ 96,538,604          50.8%


* All data are as of December 31, 2004. The Fund's industry breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-100.3%

France-4.1%
Sanofi-Aventis                                         98,792     $   7,866,898
                                                                  -------------
Germany-3.5%
Altana AG                                             106,546         6,684,663
                                                                  -------------
India-3.7%
Ranbaxy Laboratories, Ltd. (GDR)                      242,140         7,048,695
                                                                  -------------
Israel-3.0%
Teva Pharmaceutical Industries, Ltd. (ADR)            193,580         5,780,299
                                                                  -------------
Japan-2.5%
Shionogi & Co., Ltd.                                  343,000         4,742,675
                                                                  -------------
Switzerland-16.3%
Alcon, Inc.                                            79,300         6,391,580
Nobel Biocare Holding AG                               28,916         5,207,009
Novartis AG                                           174,603         8,756,546
Roche Holding AG(a)                                    92,066        10,531,066
                                                                  -------------
                                                                     30,886,201
                                                                  -------------
United States-67.2%
Allergan, Inc.                                         85,300         6,915,271
Amgen, Inc.(a)                                        130,400         8,365,160
Beckman Coulter, Inc.                                  63,100         4,227,069
Biogen Idec, Inc.(a)                                   85,700         5,708,477
Boston Scientific Corp.(a)                             57,100         2,029,905
Caremark Rx, Inc.(a)                                  128,800         5,078,584
Cephalon, Inc.(a)                                     151,800         7,723,584
Eli Lilly & Co.                                        52,000         2,951,000
Forest Laboratories, Inc.(a)                          173,700         7,792,182
Genentech, Inc.(a)                                    167,080         9,095,835
Gilead Sciences, Inc.(a)                              136,600         4,779,634
Health Management Associates, Inc., Series A          289,200         6,570,624
Johnson & Johnson                                      33,900         2,149,938
St. Jude Medical, Inc.(a)                             161,400         6,767,502
Stryker Corp.                                         175,700         8,477,525
UnitedHealth Group, Inc.                              133,600        11,760,808
WellPoint, Inc.(a)                                    140,600        16,169,000
Wyeth                                                  88,040         3,749,624
Zimmer Holdings, Inc.(a)                               91,300         7,314,956
                                                                  -------------
                                                                    127,626,678
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                                   U.S. $ Value
-------------------------------------------------------------------------------
Total Investments-100.3%
  (cost $127,773,971)                                             $ 190,636,109
Other assets less liabilities-(0.3%)                                   (624,848)
                                                                  -------------
Net Assets-100%                                                   $ 190,011,261
                                                                  =============


(a)  Non-income producing security.

Glossary of terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 9


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)

ASSETS
Investments in securities, at value (cost $127,773,971)           $ 190,636,109
Receivable for investment securities sold                             1,932,379
Receivable for capital stock sold                                       311,870
Dividends receivable                                                     36,056
                                                                  -------------
Total assets                                                        192,916,414
                                                                  -------------
LIABILITIES
Due to custodian                                                      1,241,087
Payable for capital stock redeemed                                    1,111,005
Distribution fee payable                                                122,646
Advisory fee payable                                                    120,637
Transfer agent fee payable                                               83,103
Administrative fee payable                                               22,238
Accrued expenses                                                        204,437
                                                                  -------------
Total liabilities                                                     2,905,153
                                                                  -------------
Net Assets                                                        $ 190,011,261
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      16,544
Additional paid-in capital                                          188,426,436
Accumulated net investment loss                                      (1,775,975)
Accumulated net realized loss on investment
  and foreign currency transactions                                 (59,522,698)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities            62,866,954
                                                                  -------------
                                                                  $ 190,011,261
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($51,995,848/4,411,480 shares of capital stock
  issued and outstanding)                                                $11.79
Sales charge--4.25% of public offering price                                .52
                                                                         ------
Maximum offering price                                                   $12.31
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($102,619,307/9,060,643 shares of capital stock
  issued and outstanding)                                                $11.33
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($26,287,578/2,318,221 shares of capital stock
  issued and outstanding)                                                $11.34
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($9,108,528/753,794 shares of capital stock
  issued and outstanding)                                                $12.08
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends                                         $    458,405
Interest                                                11,662     $    470,067
                                                  ------------
EXPENSES
Advisory fee                                           797,846
Distribution fee -- Class A                             77,389
Distribution fee -- Class B                            526,403
Distribution fee -- Class C                            136,157
Transfer agency                                        450,643
Custodian                                               78,162
Printing                                                66,886
Administrative                                          41,000
Registration                                            35,329
Audit                                                   31,054
Legal                                                   25,555
Directors' fees                                         11,870
Miscellaneous                                            6,327
                                                  ------------
Total expenses                                       2,284,621
Less: expenses waived by the Adviser
  (see Note B)                                         (73,713)
Less: expenses offset arrangement
  (see Note B)                                             (31)
                                                  ------------
Net expenses                                                          2,210,877
                                                                   ------------
Net investment loss                                                  (1,740,810)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain/(loss) on:
  Investment transactions                                               947,537
  Foreign currency transactions                                         (19,319)
Net change in unrealized appreciation/
  depreciation of:
  Investments                                                         1,188,327
  Foreign currency denominated assets
    and liabilities                                                      (5,448)
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                               2,111,097
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $    370,287
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 11


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended
                                                  December 31,     Year Ended
                                                      2004           June 30,
                                                  (unaudited)         2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                              $  (1,740,810)   $  (3,563,147)
Net realized gain on investment
  and foreign currency transactions                    928,218          260,870
Net change in unrealized appreciation/
  depreciation of investments and foreign
  currency denominated assets and
  liabilities                                        1,182,879       27,359,443
                                                 -------------    -------------
Net increase in net assets from
  operations                                           370,287       24,057,166

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (25,101,251)     (43,735,692)
                                                 -------------    -------------
Total decrease                                     (24,730,964)     (19,678,526)

NET ASSETS
Beginning of period                                214,742,225      234,420,751
                                                 -------------    -------------
End of period (including accumulated net
  investment loss of $1,775,975 and
  $35,165, respectively)                         $ 190,011,261    $ 214,742,225
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global Health Care Fund, Inc. (the "Fund"), formerly AllianceBernstein Health Care Fund, Inc., was organized as a Maryland corporation on April 30, 1999 and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day,


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 13


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .95% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From July 1, 2004 through September 6, 2004, such waiver amounted to $73,713. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $41,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $246,445 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Fund's expenses were reduced by $31 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,719 from the sales of Class A shares and received $1,092, $72,081 and $2,013 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2004, amounted to $96,584, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reim-


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

bursed by the Fund in the amounts of $4,942,302 and $890,070 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  22,925,738    $  46,960,723
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $  64,299,563
Gross unrealized depreciation                                        (1,437,425)
                                                                  -------------
Net unrealized appreciation                                       $  62,862,138
                                                                  =============

Forward Exchange Currency Contracts

The Fund may enter into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                Shares                       Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended                         Ended
                     December 31,   Year Ended     December 31,    Year Ended
                         2004         June 30,        2004          June 30,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              618,310     1,024,968    $  6,890,109    $ 11,340,209
-------------------------------------------------------------------------------
Shares converted
  from Class B            58,959       163,225         647,772       1,809,049
-------------------------------------------------------------------------------
Shares redeemed       (1,000,085)   (1,859,692)    (11,028,064)    (20,355,448)
-------------------------------------------------------------------------------
Net decrease            (322,816)     (671,499)   $ (3,490,183)   $ (7,206,190)
===============================================================================

Class B
Shares sold              208,196       945,287    $  2,213,755    $ 10,180,395
-------------------------------------------------------------------------------
Shares converted
  to Class A             (61,235)     (158,542)       (647,772)     (1,809,049)
-------------------------------------------------------------------------------
Shares redeemed       (1,712,905)   (3,539,692)    (18,092,046)    (37,409,957)
-------------------------------------------------------------------------------
Net decrease          (1,565,944)   (2,752,947)   $(16,526,063)   $(29,038,611)
===============================================================================

Class C
Shares sold               74,970       308,806    $    817,539    $  3,298,748
-------------------------------------------------------------------------------
Shares redeemed         (489,146)     (975,248)     (5,198,112)    (10,329,987)
-------------------------------------------------------------------------------
Net decrease            (414,176)     (666,442)   $ (4,380,573)   $ (7,031,239)
===============================================================================

Advisor Class
Shares sold               40,973       290,746    $    474,351    $  3,357,917
-------------------------------------------------------------------------------
Shares redeemed         (102,082)     (338,952)     (1,178,783)     (3,817,569)
-------------------------------------------------------------------------------
Net decrease             (61,109)      (48,206)   $   (704,432)   $   (459,652)
===============================================================================


NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2004.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the fiscal year June 30, 2005 will be determined at the end of the current fiscal year. As of June 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:


Accumulated capital and other losses                        $ (60,339,252)(a)
Unrealized appreciation (depreciation)                         61,537,246
                                                            -------------
Total accumulated earnings (deficit)                        $   1,197,994
                                                            =============

(a) On June 30, 2004, the Fund had a net capital loss carryforward of $60,304,087, of which $23,985,694 expires in the year 2010, $20,383,612 expires in the year 2011 and $15,934,781 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the six months ended December 31, 2004, the Fund deferred to July 1, 2004, post-October currency losses of $34,465.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement , please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class A
                                       --------------------------------------------------------------------------------
                                        Six Months
                                          Ended                                                              August 27,
                                       December 31,                Year Ended June 30,                       1999(a) to
                                           2004     ------------------------------------------------------   June 30,
                                       (unaudited)       2004           2003         2002         2001         2000
                                       -----------  -------------  -------------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $11.63         $10.37          $9.86       $11.20       $12.40       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                     (.07)(c)       (.12)(c)(d)    (.10)        (.12)        (.11)        (.06)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .23           1.38            .61        (1.22)       (1.00)        2.46
Net increase (decrease) in
  net asset value from
  operations                                .16           1.26            .51        (1.34)       (1.11)        2.40

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-            -0-            -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-            -0-            -0-          -0-        (.01)          -0-
Total distributions                          -0-            -0-            -0-          -0-        (.09)          -0-
Net asset value,
  end of period                          $11.79         $11.63         $10.37        $9.86       $11.20       $12.40

TOTAL RETURN
Total investment return based
  on net asset value(e)                    1.38%         12.15%          5.17%      (11.96)%      (9.10)%      24.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $51,996        $55,079        $56,077      $63,973      $76,827      $55,412
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.79%(f)       1.82%          2.06%        1.85%        1.73%        1.92%(f)
  Expenses, before waivers/
    reimbursements                         1.86%(f)       1.93%          2.06%        1.85%        1.73%        1.96%(f)
  Net investment loss                     (1.29)%(c)(f)  (1.07)%(c)(d)  (1.12)%      (1.13)%       (.90)%       (.67)%(c)(f)
Portfolio turnover rate                      12%            34%             8%           9%           8%          26%



See footnote summary on page 27.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 23


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class B
                                       --------------------------------------------------------------------------------
                                       Six Months
                                          Ended                                                              August 27,
                                       December 31,                     Year Ended June 30,                  1999(a) to
                                           2004     ------------------------------------------------------    June 30,
                                       (unaudited)       2004           2003         2002         2001         2000
                                       -----------  -------------  -------------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $11.22         $10.08          $9.66       $11.05       $12.33       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                     (.11)(c)       (.19)(c)(d)    (.17)        (.20)        (.19)        (.13)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .22           1.33            .59        (1.19)       (1.00)        2.46
Net increase (decrease) in
  net asset value from
  operations                                .11           1.14            .42        (1.39)       (1.19)        2.33

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-            -0-            -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-            -0-            -0-          -0-        (.01)          -0-
Total distributions                          -0-            -0-            -0-          -0-        (.09)          -0-
Net asset value,
  end of period                          $11.33         $11.22         $10.08        $9.66       $11.05       $12.33

TOTAL RETURN
Total investment return based
  on net asset value(e)                    0.98%         11.31%          4.35%      (12.58)%      (9.81)%      23.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $102,619       $119,260       $134,907     $163,340     $203,620     $144,659
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         2.55%(f)       2.58%          2.82%        2.60%        2.46%        2.64%(f)
  Expenses, before waivers/
    reimbursements                         2.62%(f)       2.69%          2.82%        2.60%        2.46%        2.67%(f)
  Net investment loss                     (2.07)%(c)(f)  (1.83)%(c)(d)  (1.88)%      (1.87)%      (1.63)%      (1.40)%(c)(f)
Portfolio turnover rate                      12%            34%             8%           9%           8%          26%





See footnote summary on page 27.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class C
                                       -------------------------------------------------------------------------------
                                       Six Months
                                          Ended                                                              August 27,
                                       December 31,                     Year Ended June 30,                  1999(a) to
                                           2004     ------------------------------------------------------    June 30,
                                       (unaudited)       2004           2003         2002         2001         2000
                                       -----------  -------------  -------------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $11.23         $10.09          $9.66       $11.05       $12.33       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                     (.11)(c)       (.19)(c)(d)    (.17)        (.20)        (.19)        (.12)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .22           1.33            .60        (1.19)       (1.00)        2.45
Net increase (decrease) in
  net asset value from
  operations                                .11           1.14            .43        (1.39)       (1.19)        2.33

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-            -0-            -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-            -0-            -0-          -0-        (.01)          -0-
Total distributions                          -0-            -0-            -0-          -0-        (.09)          -0-
Net asset value,
  end of period                          $11.34         $11.23         $10.09        $9.66       $11.05       $12.33

TOTAL RETURN
Total investment return based
  on net asset value(e)                    0.98%         11.30%          4.45%      (12.58)%      (9.81)%      23.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $26,288        $30,698        $34,298      $41,268      $57,405      $44,582
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         2.51%(f)       2.55%          2.80%        2.57%        2.44%        2.63%(f)
  Expenses, before waivers/
    reimbursements                         2.59%(f)       2.66%          2.80%        2.57%        2.44%        2.67%(f)
  Net investment loss                     (2.02)%(c)(f)  (1.80)%(c)(d)  (1.85)%      (1.84)%      (1.60)%      (1.38)%(c)(f)
Portfolio turnover rate                      12%            34%             8%           9%           8%          26%



See footnote summary on page 27.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 25


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Advisor Class
                                       ------------------------------------------------------------------------------
                                        Six Months
                                           Ended                                                             August 27,
                                       December 31,                     Year Ended June 30,                  1999(a) to
                                           2004     ------------------------------------------------------    June 30,
                                       (unaudited)       2004           2003         2002         2001         2000
                                       -----------  -------------  -------------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $11.91         $10.59         $10.03       $11.36       $12.54       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                     (.06)(c)       (.08)(c)(d)    (.08)        (.09)        (.07)        (.03)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                              .23           1.40            .64        (1.24)       (1.02)        2.57
Net increase (decrease) in
  net asset value from
  operations                                .17           1.32            .56        (1.33)       (1.09)        2.54

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-            -0-            -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-            -0-            -0-          -0-        (.01)          -0-
Total distributions                          -0-            -0-            -0-          -0-        (.09)          -0-
Net asset value,
  end of period                          $12.08         $11.91         $10.59       $10.03       $11.36       $12.54

TOTAL RETURN
Total investment return based
  on net asset value(e)                    1.43%         12.47%          5.58%      (11.71)%      (8.84)%      25.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $9,108         $9,705         $9,139       $7,544       $7,518       $6,184
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.49%(f)       1.51%          1.77%        1.57%        1.42%        1.61%(f)
  Expenses, before waivers/
    reimbursements                         1.56%(f)       1.62%          1.77%        1.57%        1.42%        1.65%(f)
  Net investment loss                     (1.03)%(c)(f)   (.75)%(c)(d)   (.81)%       (.83)%       (.59)%       (.36)%(c)(f)
Portfolio turnover rate                      12%            34%             8%           9%           8%          26%



See footnote summary on page 27.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d)  Net of expenses waived by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 27


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block.(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Norman M. Fidel(2), Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Matthew Murray, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Mr. Fidel is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Fund

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small CapValue Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 29


ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


HCFSR1204


ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       ----------------------

11 (b) (1)        Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)        Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005